STOCK-BASED COMPENSATION - Stock Option Range of Exercise Prices (Details)	Dec. 31, 2017 CAD shares year	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	2,637,890	3,732,524	4,873,940
Options outstanding, Weighted average remaining contractual life (years) | year	5.40
Options outstanding, Weighted average exercise price	CAD 49.42	CAD 43.70	CAD 41.47
Options exercisable, Number exercisable (in share) | shares	924,562	1,770,784
Options exercisable, Weighted average exercise price	CAD 42.32	CAD 40.39
$34.32 - $34.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	71,615
Options outstanding, Weighted average remaining contractual life (years) | year	0.16
Options outstanding, Weighted average exercise price	CAD 34.32
Options exercisable, Number exercisable (in share) | shares	71,615
Options exercisable, Weighted average exercise price	CAD 34.32
$34.32 - $34.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	34.32
$34.32 - $34.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	CAD 34.99
$35.00 - $39.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	400,247
Options outstanding, Weighted average remaining contractual life (years) | year	1.16
Options outstanding, Weighted average exercise price	CAD 37.96
Options exercisable, Number exercisable (in share) | shares	400,247
Options exercisable, Weighted average exercise price	CAD 37.96
$35.00 - $39.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	35.00
$35.00 - $39.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	CAD 39.99
$40.00 - $44.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	582,173
Options outstanding, Weighted average remaining contractual life (years) | year	3.96
Options outstanding, Weighted average exercise price	CAD 44.21
Options exercisable, Number exercisable (in share) | shares	107,756
Options exercisable, Weighted average exercise price	CAD 43.97
$40.00 - $44.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	40.00
$40.00 - $44.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	CAD 44.99
$45.00 - $49.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	774,136
Options outstanding, Weighted average remaining contractual life (years) | year	5.58
Options outstanding, Weighted average exercise price	CAD 49.17
Options exercisable, Number exercisable (in share) | shares	344,944
Options exercisable, Weighted average exercise price	CAD 48.53
$45.00 - $49.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	CAD 49.99
$50.00 - $59.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	319,884
Options outstanding, Weighted average remaining contractual life (years) | year	7.93
Options outstanding, Weighted average exercise price	CAD 56.70
Options exercisable, Number exercisable (in share) | shares	0
Options exercisable, Weighted average exercise price	CAD 0.00
$50.00 - $59.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	50.00
$50.00 - $59.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	CAD 59.99
$60.00 - $62.82
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	489,835
Options outstanding, Weighted average remaining contractual life (years) | year	9.44
Options outstanding, Weighted average exercise price	CAD 62.82
Options exercisable, Number exercisable (in share) | shares	0
Options exercisable, Weighted average exercise price	CAD 0.00
$60.00 - $62.82 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	60.00
$60.00 - $62.82 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	CAD 62.82